UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                     UBS WILLOW FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MARCH 31, 2009

                    INVESTMENTS IN SECURITIES (36.60%)
                    ----------------------------------

        PAR                                                                                                 FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (4.68%)
                    -----------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.74%)
 $      9,143,585   Holley Second Lien Secured Notes Due, 12.50%, 07/15/13 (a)                           $      1,828,717
                                                                                                         ----------------
                    ELECTRIC - INTEGRATED (3.40%)
       55,696,000   Northwestern Corp., 7.875%, 03/15/28 (a),(b)                                                3,341,760
       84,913,000   Northwestern Corp., 8.75%, 03/15/12 (a),(b)                                                 5,094,780
          234,000   Northwestern Corp., 6.95%, 11/15/28 (a),(b)                                                    14,040
                                                                                                         ----------------
                                                                                                                8,450,580
                                                                                                         ----------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/49 (a),(b)                                                  --
        3,000,000   Loewen Group Intl., Inc., 7.20%, 04/15/49 (a),(b)                                                  --
                                                                                                         ----------------
                                                                                                                       --
                                                                                                         ----------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (0.54%)
                    Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 06/08/09 @
       24,449,000   106.00) (b)                                                                                 1,344,695
                                                                                                         ----------------
                    TOTAL CORPORATE BONDS (Cost $49,199,140)                                                   11,623,992
                                                                                                         ----------------
                    BANK LOANS (4.91%)
                    ------------------
                    Collins & Aikman Product Co., Supplemental Revolving Credit Facility
        6,183,258   0.00%, 08/31/09                                                                                61,833
       38,666,106   Collins & Aikman Products Co., Litigation Trust, 0.00%                                      1,159,983
       10,405,406   Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11                    104,054
       12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                                 120,517
       22,000,000   Idearc, Inc. Secured Term B Loan                                                            8,341,740
        1,764,000   Le Nature Exit Loan (L+300), 3.49688%, 07/23/13                                             1,311,234
       10,000,000   Le-Nature's, Inc., Term B Loan, 0.00%, 01/01/11                                             1,100,000
                                                                                                         ----------------
                    TOTAL BANK LOANS (Cost $16,661,159)                                                        12,199,361
                                                                                                         ----------------
                    CONVERTIBLE BONDS (4.17%)
                    -------------------------
       17,771,358   Ormet Corporation Senior Subordinated Notes, 10.00%, 11/01/10                              10,366,566
                                                                                                         ----------------
                    TOTAL CONVERTIBLE BONDS (Cost $16,386,985)                                                 10,366,566
                                                                                                         ----------------

       SHARES                                                                                               FAIR VALUE
                    COMMON STOCK (22.84%)
                    ---------------------
                    AGRICULTURAL CHEMICALS (2.32%)
          875,246   Phosphate Holdings, Inc.                                                                    5,776,624
                                                                                                         ----------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (0.02%)
        1,372,129   Holley Performance Products Inc.                                                               13,721
        3,251,684   International Automotive Components Group North America, LLC                                   32,517
                                                                                                         ----------------
                                                                                                                   46,238
                                                                                                         ----------------
                    CABLE TELEVISION (1.45%)
          876,802   Knology, Inc. (a)                                                                           3,612,424
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.10%)
        2,221,139   ZiLOG, Inc. (a)                                                                             5,219,677
                                                                                                         ----------------

                                                                                                     UBS WILLOW FUND, L.L.C.
                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MARCH 31, 2009

       SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    EXCHANGE TRADED FUND (10.89%)
          300,000   SPDR Gold Trust (a)                                                                  $     27,084,000
                                                                                                         ----------------
                    METAL - ALUMINUM (0.35%)
          448,970   Ormet Corporation (a)                                                                         125,711
        2,685,095   Ormet Corporation (a),*                                                                       751,827
                                                                                                         ----------------
                                                                                                                  877,538
                                                                                                         ----------------
                    OIL - FIELD SERVICES (1.03%)
        7,890,751   Northern Offshore Ltd. - (Norway) **                                                        2,547,628
                                                                                                         ----------------
                    TELECOMMUNICATIONS (0.72%)
           40,000   Abovenet, Inc.                                                                              1,800,000
                                                                                                         ----------------
                    WIRELESS EQUIPMENT (3.96%)
        1,068,638   USA Mobility, Inc.                                                                          9,842,156
                                                                                                         ----------------
                    TOTAL COMMON STOCK (Cost $131,304,697)                                                     56,806,285
                                                                                                         ----------------
                    WARRANTS (0.00%)
                    ----------------
                    METAL - ALUMINUM (0.00%)
        1,000,000   Ormet Corp.                                                                                    10,000
                                                                                                         ----------------
                    TOTAL WARRANTS (Cost $2,620,506)                                                               10,000
                                                                                                         ----------------
                    INVESTMENTS IN SECURITIES (Cost $216,172,487)                                              91,006,204
                                                                                                         ----------------
                    SECURITIES SOLD, NOT YET PURCHASED ((3.19)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((1.07)%)
                    ----------------------------------------------
                    FINANCIAL (BANK & TRUST) ((1.07)%)
         (393,600)  Pacific Captial Bancorp                                                                    (2,664,672)
                                                                                                         ----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(6,359,801))                             (2,664,672)
                                                                                                         ----------------

        PAR                                                                                                 FAIR VALUE
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((2.12)%)
                    -------------------------------------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS ((1.25)%)
       (6,500,000)  Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 2/15/12 @ 104.88)                       (3,120,000)
                                                                                                         ----------------
                    HOME FURNISHINGS ((0.52)%)
       (3,000,000)  Sealy Mattress Co., 8.25%, 06/15/14 (Callable 6/15/09 @ 104.13)                            (1,295,010)
                                                                                                         ----------------
                    RETAIL - AUTOMOBILE ((0.35)%)
       (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%, 08/15/13 (Callable
                    2/17/09 @ 104.31) (a)                                                                        (845,010)
                                                                                                         ----------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(10,756,874))                         (5,260,020)
                                                                                                         ----------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(17,116,675))                                (7,924,692)
                                                                                                         ----------------

                                                                                                     UBS WILLOW FUND, L.L.C.
                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MARCH 31, 2009

     NOTIONAL                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    DERIVATIVE CONTRACTS (25.07%)
                    -----------------------------
                    CREDIT DEFAULT SWAPS (25.07%)
    2,395,000,000   Purchases Contracts                                                                        62,338,105
                                                                                                         ----------------
                    TOTAL CREDIT DEFAULT SWAPS --                                                              62,338,105
                                                                                                         ----------------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                                        62,338,105
                                                                                                         ----------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
         PURCHASED AND DERIVATIVE CONTRACTS -- 58.48%                                                         145,419,617
                                                                                                         ----------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 41.52%                                                103,250,809
                                                                                                         ----------------
         TOTAL NET ASSETS -- 100.00%                                                                     $    248,670,426
                                                                                                         ================





* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $751,827 which represented 0.30% of net assets at March 31, 2009.
**  Foreign
(a) Non income-producing security.
(b) Security is in default.

                                                                                                             UBS WILLOW FUND, L.L.C.
                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2009


SWAP COUNTERPARTY & REFERENCED                            INTEREST     MATURITY
OBLIGATION                                                RATE         DATE         NOTIONAL AMOUNT    FAIR VALUE    % OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

BUY CONTRACTS:

BANK OF AMERICA
  Centex Corp., 5.25%, 6/15/15                             2.87        12/20/12       10,000,000       $   475,210         0.19
  Limited Brands, Inc., 6.125%, 12/1/12                    3.70        09/20/13       10,000,000           449,094         0.18
  Macy's, Inc., 7.45%, 07/15/17                            2.98        09/20/13       10,000,000         1,210,728         0.49
  Mattel Inc., 7.25%, 7/9/12                               0.87        12/20/12       10,000,000           298,440         0.12
  National Rural Utilities Corporation 8.00%, 03/01/32     1.85        09/20/13        5,000,000           126,598         0.05
  Toll Brothers, Inc., 6.875%, 11/15/12                    2.50        12/20/12        5,000,000          (117,278)       (0.05)

GOLDMAN SACHS
  Aramark Corp. 8.5%, 02/01/15                             6.15        03/20/12       10,000,000            13,198         0.01
  Bank of America Corporation, 6.00%, 1/24/18              2.80        12/20/13       10,000,000           458,847         0.19
  Bank of America Corporation, 6.00%, 1/24/18              3.50        12/20/13       20,000,000           391,564         0.16
  Bank of America Corporation, 6.25%, 4/15/12              0.92        06/20/13       20,000,000         2,164,009         0.87
  Federal Republic of Germany 6%, 6/20/16                  0.10        12/20/13      200,000,000         3,980,088         1.60
  Federal Republic of Germany 6%, 6/20/16                  0.13        09/20/18       50,000,000         1,807,766         0.73
  Federal Republic of Germany 6%, 6/20/16                  0.13        09/20/18      100,000,000         3,615,532         1.45
  French Republic 4.25%, 4/25/19                           0.16        12/20/13      100,000,000         1,932,178         0.78
  French Republic 4.25%, 4/25/19                           0.39        12/20/13      100,000,000           890,187         0.36
  Kingdom of Sweden 3.875%, 12/29/09                       1.02        03/20/14       50,000,000            14,250         0.01
  Kingdom of Sweden 3.875%, 12/29/09                       0.60        12/20/13       50,000,000           889,870         0.36
  Loews Corp. 5.25%, 03/15/16                              1.00        12/20/13       10,000,000          (108,748)       (0.04)
  Loews Corp. 5.25%, 03/15/16                              0.95        12/20/13       65,000,000          (560,297)       (0.22)
  Loews Corp. 5.25%, 03/15/16                              0.98        12/20/13       10,000,000           (99,729)       (0.04)
  Loews Corp. 5.25%, 03/15/16                              1.10        12/20/13       50,000,000          (769,231)       (0.31)
  Loews Corp. 5.25%, 03/15/16                              1.05        12/20/13       20,000,000          (262,595)       (0.10)
  Macy's 6.625%, 04/01/11                                  2.55        03/20/13       10,000,000         1,371,560         0.55
  National Rural Utilities Corporation 8.00%, 03/01/32     1.17        12/20/13       10,000,000           552,480         0.22
  Pulte Homes 5.25%, 1/15/14                               4.05        12/20/13       20,000,000        (1,220,125)       (0.49)
  Pulte Homes 5.25%, 1/15/14                               3.00        12/20/13       10,000,000          (174,590)       (0.07)
  RadioShack Corp. 7.375%, 05/15/11                        2.32        06/20/16       50,000,000        (1,593,743)       (0.64)
  RadioShack Corp. 7.375%, 05/15/11                        1.97        03/20/19       50,000,000        (1,060,688)       (0.43)
  RadioShack Corp. 7.375%, 05/15/11                        2.17        12/20/13       10,000,000              (316)       (0.00)
  RadioShack Corp. 7.375%, 05/15/11                        2.00        12/20/13       10,000,000            71,869         0.03
  RadioShack Corp. 7.375%, 05/15/11                        1.87        12/20/13       10,000,000           127,069         0.05
  Republic of Austria 5.25%, 01/04/11                      2.45        03/20/14       25,000,000          (805,178)       (0.32)
  Republic of Austria 5.25%, 01/04/11                      0.84        12/20/18       50,000,000         3,345,829         1.35
  Republic of Ireland                                      0.76        12/20/13       50,000,000         3,775,132         1.52
  Republic of Italy 6.875%, 09/27/23                       1.52        06/20/14       50,000,000           (22,150)       (0.01)
  Republic of Italy 6.875%, 09/27/23                       1.84        03/20/14       25,000,000          (434,672)       (0.18)
  Republic of Italy 6.875%, 09/27/23                       1.66        03/20/14       25,000,000          (200,884)       (0.08)
  Royal Caribbean Cruises Ltd., 6.875%, 12/01/13           3.50        06/20/11       10,000,000         2,334,350         0.94
  Royal Caribbean Cruises Ltd., 6.875%, 12/01/13           3.95        03/20/13       10,000,000         2,817,880         1.13
  Southwest 5.25%, 10/01/14                                2.15        12/20/11       20,000,000           359,099         0.14
  Southwest 5.25%, 10/01/14                                2.20        12/20/13       10,000,000           314,967         0.12
  Spain 5.5%, 7/30/17                                      1.24        03/20/14       50,000,000          (236,674)       (0.10)
  Spain 5.5%, 7/30/17                                      1.10        12/20/13       50,000,000            82,009         0.03
  Spain 5.5%, 7/30/17                                      1.08        12/20/13       50,000,000           126,588         0.05
  Spain 5.5%, 7/30/17                                      0.76        12/20/13       50,000,000           839,855         0.34
  State of Florida 5%, 06/01/2015                          0.46        09/20/18       50,000,000         4,543,896         1.83
  State of Georgia 3.00%, 04/01/27                         0.49        12/20/18       50,000,000         2,666,621         1.07
  State of Mississippi                                     0.50        09/20/18       25,000,000         1,614,555         0.65
  State of New Jersey 5.25%, 7/01/19                       0.42        09/20/18       50,000,000         5,806,181         2.33
  State of North Carolina 5%, 03/01/20                     0.21        09/20/18       75,000,000         5,490,842         2.21

                                                                                                             UBS WILLOW FUND, L.L.C.
                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2009


SWAP COUNTERPARTY & REFERENCED                            INTEREST     MATURITY
OBLIGATION                                                RATE         DATE         NOTIONAL AMOUNT    FAIR VALUE    % OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

BUY CONTRACTS: (CONTINUED)

GOLDMAN SACHS (CONTINUED)
  State of North Carolina 5%, 03/01/20                     0.24        09/20/18       25,000,000       $ 1,781,663         0.72
  State of Ohio 5%, 09/01/2020                             0.42        09/20/18       50,000,000         4,362,190         1.75
  Swiss Confederation                                      1.79        03/20/14       50,000,000        (1,382,119)       (0.56)
  The Boeing Company 8.75%, 08/15/21                       1.75        03/20/14       10,000,000           122,062         0.05
  UKT 4.25%, 06/07/32                                      1.17        12/20/13       50,000,000            95,898         0.04
  UKT 4.25%, 06/07/32                                      1.15        12/20/13       50,000,000           140,245         0.06
  UKT 4.25%, 06/07/32                                      0.55        12/20/13       50,000,000         1,470,653         0.59
  United Mexican States 7.5%, 04/08/33                     3.93        04/20/14       10,000,000           (78,293)       (0.03)
  United Mexican States 7.5%, 04/08/33                     3.60        02/20/14       15,000,000            (3,289)       (0.00)
  Universal Health Services, Inc. 7.125%, 06/30/16         2.40        12/20/13       10,000,000          (408,045)       (0.16)
  Universal Health Services, Inc. 7.125%, 06/30/16         2.70        12/20/13       10,000,000          (539,864)       (0.22)

JP MORGAN
  Bank of America Corp.                                    2.10        06/20/13       10,000,000           654,159         0.26
  Limited Brands, Inc.                                     3.45        09/20/13       10,000,000           504,442         0.20
  Macy's, Inc., 7.45%,  07/15/17                           3.00        09/20/13       10,000,000         1,280,336         0.51
  Radioshack 7.375%, 05/15/11                              2.08        12/20/13       10,000,000            23,236         0.01
  Radioshack Corp 7.375%, 05/15/11                         1.85        12/20/13       10,000,000           121,124         0.05

MERRILL LYNCH
  Centex Corp. 5.25%, 06/15/15                             3.54        06/20/13       10,000,000           257,187         0.10
  Centex Corp., 5.25%, 06/15/15                            5.33        12/20/13       20,000,000          (915,643)       (0.37)
  Centex Corp., 5.25%, 06/15/15                            5.40        12/20/13       10,000,000          (487,132)       (0.20)
  Lennar Corp., 5.95%, 3/1/13                              4.58        12/20/12       10,000,000           352,756         0.14
  Lennar Corp., 5.95%, 3/1/13                              3.10        12/20/12       10,000,000           806,058         0.32
  Masco Corp., 5.875%, 7/15/12                             0.94        12/20/12       10,000,000         1,348,893         0.54
  National Rural Utilities Corporation 7.25%, 03/01/12     0.45        03/20/13       10,000,000           734,293         0.30
  National Rural Utilities Corporation 8.00%, 03/01/32     0.63        03/20/13       10,000,000           669,088         0.27
  National Rural Utilities Corporation 8.00%, 03/01/32     0.76        03/20/13       20,000,000         1,243,990         0.50
  National Rural Utilities Corporation 8.00%, 03/01/32     1.30        12/20/13       10,000,000           495,828         0.20
  Pulte Homes 5.25%, 1/15/14                               3.85        12/20/13       10,000,000          (508,531)       (0.20)
  Pulte Homes 5.25%, 1/15/14                               4.00        12/20/13       10,000,000          (570,713)       (0.23)
  Southwest Airlines Co., 5.25%, 10/1/14                   0.57        12/20/12       20,000,000         1,593,245         0.64
  Toll Brothers Inc., 6.875%, 11/15/12                     3.20        12/20/13       10,000,000          (631,849)       (0.25)
  Toll Brothers Inc., 6.875%, 11/15/12                     2.55        12/20/12        5,000,000          (126,260)       (0.05)

MORGAN STANLEY
  Limited Brands, Inc., 6.125%, 12/1/12                    1.82        12/20/12       10,000,000           991,501         0.40
  Macy's Inc., 6.625%, 4/1/11                              1.50        12/20/12       10,000,000         1,649,553         0.66
                                                                                   -------------       -----------        ------
TOTAL CREDIT DEFAULT SWAPS                                                         2,395,000,000       $62,338,105        25.07%
                                                                                   =============       ===========        ======

                                                                                                  UBS WILLOW FUND, L.L.C.
                                                                SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           MARCH 31, 2009



         Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities.
         LEVEL 2--other  significant  observable inputs (including quoted prices for similar  securities,  interest rates,  prepayment  spreads,  credit risk, etc.)
         LEVEL   3--significant   unobservable   inputs  (including  Fund's  own
         assumptions in determining the fair value of investments.)

         The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments at fair value in accordance with FAS
         157. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


         ----------------------------------------------------------------------------------------------------------------


         VALUATION INPUTS                           INVESTMENTS IN          SECURITIES SOLD,        OTHER FINANCIAL
                                                      SECURITIES           NOT YET PURCHASED          INSTRUMENTS*
         ----------------------------------------------------------------------------------------------------------------
         Level 1 - Quoted Prices                      $56,008,219             $(2,664,672)            $        --
         ----------------------------------------------------------------------------------------------------------------
         Level 2 - Other Significant
         Observable Inputs                                     --                      --              62,338,105
         ----------------------------------------------------------------------------------------------------------------
         Level 3 - Other Significant
         Unobservable Inputs                           34,997,985              (5,260,020)                     --
         ----------------------------------------------------------------------------------------------------------------
         Total                                        $91,006,204             $(7,924,692)            $62,338,105
         ----------------------------------------------------------------------------------------------------------------

         * Other Financial Instruments are comprised of Credit Default Swaps.


         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

         -------------------------------------------------------------------------------------------------------------
                                                        INVESTMENTS IN                     SECURITIES SOLD,
                                                          SECURITIES                       NOT YET PURCHASED
         -------------------------------------------------------------------------------------------------------------
         BALANCE AS OF DECEMBER 31, 2008                 $ 38,049,778                        $(5,886,668)
         -------------------------------------------------------------------------------------------------------------
           Accrued discounts/premiums                         315,093                            (30,006)
         -------------------------------------------------------------------------------------------------------------
           Realized gain/(loss)                           (19,119,372)                                --
         -------------------------------------------------------------------------------------------------------------
           Change in unrealized                            13,709,470                            656,654
           appreciation/(depreciation)
         -------------------------------------------------------------------------------------------------------------
           Net purchases/(sales)                            2,043,016                                 --
         -------------------------------------------------------------------------------------------------------------
           Transfers in and/or out of Level 3                      --                                 --
         -------------------------------------------------------------------------------------------------------------
         BALANCE AS OF MARCH 31, 2009                    $ 34,997,985                        $(5,260,020)
         -------------------------------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Willow Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.